INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Changes in carrying amount of investments in joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	$ 2,720,559
Ending Balance	2,915,633	$ 2,720,559
Joint ventures
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	582,403	533,223
Equity method - (Loss) / Gain	(46,780)	20,619
Purchase / capitalizations	86,524	42,334
Sells or refund of contributions	(10)
Impairment loss	(6,977)
Others	23	(13,773)
Ending Balance	615,183	582,403
Accumulated other comprehensive income before tax of investments in joint ventures	13	13
Joint ventures | Compania de Financiamiento Tuya S.A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	546,633	516,791
Equity method - (Loss) / Gain	(36,635)	5,342
Purchase / capitalizations	55,000	24,500
Ending Balance	564,998	546,633
Joint ventures | Others
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	35,770	16,432
Equity method - (Loss) / Gain	(10,145)	15,277
Purchase / capitalizations	31,524	17,834
Sells or refund of contributions	(10)
Impairment loss	(6,977)
Others	23	(13,773)
Ending Balance	50,185	35,770
Joint ventures | Fondo de Capital Privado Ruta del Sol compartimento A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	16,664
Ending Balance	10,159	$ 16,664
Recoverable amount	10,159
Impairment loss recognized in the Statement of Income	$ 6,514